SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)				3 Months Ended						12 Months Ended
	Oct. 21, 2022	May 18, 2021	May 12, 2021	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reverse stock split conversion ratio	0.01	1	0.064
Cash and cash equivalents in bank deposit											$ 250,000	$ 250,000
Reclassification adjustment				$ 290,000	$ 290,000	$ 290,000	$ 255,000	$ 255,000	$ 255,000	$ 1,027,387